PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$
Rental deposits	1,948	2,105	348
Advance to suppliers	9,322	7,769	1,283
Staff advances	229	867	143
Other receivables	936	2,546	421

	12,435	13,287	2,195